Variable Interest Entities (Assets and Liabilities of Consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Mar. 31, 2018
Variable Interest Entity [Line Items]
Total assets	¥ 300,124,250	¥ 300,570,312
Consolidated assets, Cash and due from banks	35,663,868	32,648,387
Consolidated assets, Interest-earning deposits in other banks	39,157,102	43,209,662
Consolidated assets, Trading account assets	36,087,519	35,186,689
Consolidated assets, Investment securities	42,956,424	43,654,249
Consolidated assets, Loans	117,028,623	116,271,771
Total liabilities	284,174,611	284,924,497
Consolidated liabilities, Deposits	192,878,821	195,674,593
Consolidated liabilities, Long-term debt	27,881,157	27,069,556
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	18,778,595	19,190,993
Consolidated assets, Cash and due from banks	3,366	130
Consolidated assets, Interest-earning deposits in other banks	18,601	23,161
Consolidated assets, Trading account assets	446,481	477,583
Consolidated assets, Investment securities	1,964,307	1,952,683
Consolidated assets, Loans	16,127,864	16,550,107
Consolidated assets, All other assets	217,976	187,329
Total liabilities	639,970	623,439
Consolidated liabilities, Deposits
Consolidated liabilities, Other short-term borrowings	16,401	28,451
Consolidated liabilities, Long-term debt	524,478	510,948
Consolidated liabilities, All other liabilities	99,091	84,040
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member]
Variable Interest Entity [Line Items]
Total assets	26,043,585	26,414,149
Consolidated assets, Cash and due from banks	45,317	53,584
Consolidated assets, Interest-earning deposits in other banks	43,679	82,311
Consolidated assets, Trading account assets	453,832	481,387
Consolidated assets, Investment securities	2,040,145	2,041,441
Consolidated assets, Loans	23,191,340	23,546,424
Consolidated assets, All other assets	269,272	209,002
Total liabilities	25,389,922	25,716,760
Consolidated liabilities, Deposits	7,140,178	7,103,738
Consolidated liabilities, Other short-term borrowings	4,886,919	5,220,328
Consolidated liabilities, Long-term debt	12,551,886	12,760,168
Consolidated liabilities, All other liabilities	810,939	632,526
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Asset-backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets	6,964,990	7,390,029
Consolidated assets, Cash and due from banks	44,532	52,703
Consolidated assets, Interest-earning deposits in other banks	22,700	44,902
Consolidated assets, Trading account assets	4,708	2,273
Consolidated assets, Investment securities	1,624,529	1,777,017
Consolidated assets, Loans	5,245,861	5,502,892
Consolidated assets, All other assets	22,660	10,242
Total liabilities	6,977,482	7,409,190
Consolidated liabilities, Other short-term borrowings	4,830,851	5,176,663
Consolidated liabilities, Long-term debt	1,639,594	1,708,354
Consolidated liabilities, All other liabilities	507,037	524,173
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets	579,356	598,662
Consolidated assets, Cash and due from banks	72
Consolidated assets, Interest-earning deposits in other banks	6,681	10,300
Consolidated assets, Trading account assets	423,465	461,036
Consolidated assets, Investment securities	18,566	19,895
Consolidated assets, All other assets	130,572	107,431
Total liabilities	42,479	11,735
Consolidated liabilities, Long-term debt	5,152
Consolidated liabilities, All other liabilities	37,327	11,735
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Special Purpose Entities Created for Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets	211,059	198,484
Consolidated assets, Interest-earning deposits in other banks	1,760	2,332
Consolidated assets, Loans	143,800	149,194
Consolidated assets, All other assets	65,499	46,958
Total liabilities	128,028	115,353
Consolidated liabilities, Other short-term borrowings	372	587
Consolidated liabilities, Long-term debt	125,221	112,054
Consolidated liabilities, All other liabilities	2,435	2,712
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets	276,805	152,781
Consolidated assets, Cash and due from banks	349	520
Consolidated assets, Trading account assets	25,528	17,376
Consolidated assets, Investment securities	163,082	92,210
Consolidated assets, Loans	87,106	42,632
Consolidated assets, All other assets	740	43
Total liabilities	276,100	148,928
Consolidated liabilities, Other short-term borrowings	45,699	12,676
Consolidated liabilities, Long-term debt	173,690	132,012
Consolidated liabilities, All other liabilities	56,711	4,240
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Securitization of MUFG Group's Assets [Member]
Variable Interest Entity [Line Items]
Total assets	10,650,823	10,852,539
Consolidated assets, Loans	10,625,617	10,827,488
Consolidated assets, All other assets	25,206	25,051
Total liabilities	10,612,411	10,816,672
Consolidated liabilities, Other short-term borrowings		5,000
Consolidated liabilities, Long-term debt	10,606,699	10,806,145
Consolidated liabilities, All other liabilities	5,712	5,527
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Trust Arrangements [Member]
Variable Interest Entity [Line Items]
Total assets	7,325,138	7,177,407
Consolidated assets, Interest-earning deposits in other banks	11,225	10,541
Consolidated assets, Trading account assets	131	702
Consolidated assets, Investment securities	233,928	152,277
Consolidated assets, Loans	7,077,817	7,011,255
Consolidated assets, All other assets	2,037	2,632
Total liabilities	7,319,352	7,171,852
Consolidated liabilities, Deposits	7,140,178	7,103,738
Consolidated liabilities, Other short-term borrowings		655
Consolidated liabilities, All other liabilities	179,174	67,459
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Others [Member]
Variable Interest Entity [Line Items]
Total assets	35,414	44,247
Consolidated assets, Cash and due from banks	364	361
Consolidated assets, Interest-earning deposits in other banks	1,313	14,236
Consolidated assets, Investment securities	40	42
Consolidated assets, Loans	11,139	12,963
Consolidated assets, All other assets	22,558	16,645
Total liabilities	34,070	43,030
Consolidated liabilities, Other short-term borrowings	9,997	24,747
Consolidated liabilities, Long-term debt	1,530	1,603
Consolidated liabilities, All other liabilities	22,543	16,680
Consolidated VIEs [Member] | Amounts Eliminated in Consolidation [Member]
Variable Interest Entity [Line Items]
Total assets	(7,264,990)	(7,223,156)
Consolidated assets, Cash and due from banks	(41,951)	(53,454)
Consolidated assets, Interest-earning deposits in other banks	(25,078)	(59,150)
Consolidated assets, Trading account assets	(7,351)	(3,804)
Consolidated assets, Investment securities	(75,838)	(88,758)
Consolidated assets, Loans	(7,063,476)	(6,996,317)
Consolidated assets, All other assets	(51,296)	(21,673)
Total liabilities	(14,996,741)	(15,347,991)
Consolidated liabilities, Deposits	(24,079)
Consolidated liabilities, Other short-term borrowings	(2,825,212)	(3,028,987)
Consolidated liabilities, Long-term debt	(12,026,663)	(12,248,680)
Consolidated liabilities, All other liabilities	(120,787)	(70,324)
Consolidated VIEs [Member] | Amount of Liabilities with Recourse to General Credit of MUFG Group [Member]
Variable Interest Entity [Line Items]
Total liabilities	(9,753,211)	(9,745,330)
Consolidated liabilities, Deposits	(7,116,099)	(7,103,738)
Consolidated liabilities, Other short-term borrowings	(2,045,306)	(2,162,890)
Consolidated liabilities, Long-term debt	(745)	(540)
Consolidated liabilities, All other liabilities	¥ (591,061)	¥ (478,162)